STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 1,512	$ 2,401
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period		11,659
Stock based compensation expense
Settled in iOx exchange		(11,659)
Balance, end of period
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period	21,204	16,928
Stock based compensation expense	1,512	2,401
Settled in iOx exchange
Balance, end of period	$ 22,716	$ 19,329